Montgomery, McCracken, Walker & Rhoads, LLP
attorneys at law

Don Felice	123 South Broad Street	Direct Dial
Admitted in Pennsylvania	Avenue of the Arts	(215) 772-7385
and New Jersey	Philadelphia, PA 19109-1029
	215-772-1500	dfelice@mmwr.com
Fax 215-772-7620

November 1, 2010
U. S. Securities and Exchange Commission
Division of Investment Management
100 F. Street, NE
Washington, DC 20549

Re:	HC Capital Trust 1933 Act Registration No. 33 87762 1940 Act Registration No. 811 08918
Ladies and Gentlemen:
On behalf of the HC Capital Trust (the “Trust”), attached herewith for filing pursuant to paragraph (a) of Rule 20a-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) and pursuant to the requirements of Rule 14a-6(b) under the Securities Exchange Act of 1934, is a definitive copy of the notice of meeting, Q&A, proxy statement, form of proxy and proxy card(s) to be furnished to shareholders of Trust in connection with a Special Meeting of Shareholders to be held on or about November 30, 2010 (the “Special Meeting”). The definitive proxy materials will be sent to shareholders on or about November 5, 2010.
At the Special Meeting, shareholders of The Core Fixed Income Portfolio (the “Portfolio”) will be asked to approve a new portfolio management agreement (“Agreement”) between Mellon Capital Management Corporation and the Trust with respect to the Portfolio, approve a new Agreement between Seix Investment Advisors, LLC and the Trust with respect to the Portfolio, and the Trust may also transact such other business as may properly come before the Special Meeting or any adjournment(s) thereof.
Questions concerning these proxy materials may be directed to me at (215) 772-7385.

Very truly yours,

Enclosure	/s/ Don Felice Don Felice

cc (w/ enclosure):	Audrey Talley, Esq. Robert J. Zion
♦     Philadelphia, PA     ♦    Cherry Hill, NJ    ♦    Wilmington, DE     ♦     Berwyn, PA     ♦    West Chester, PA
A LIMITED LIABILITY PARTNERSHIP FORMED IN PENNSYLVANIA
LOUIS A. PETRONI – NEW JERSEY RESPONSIBLE PARTNER